Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	LINCOLN BENEFIT LIFE CO
Entity Central Index Key	0000910739
Document Type	S-1
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer